Share based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Option Activities
The summary of service-based share options activities under the Share Incentive Plan as of December 31, 2018, and changes during the years, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Weighted Average fair value at grant date	Aggregate Intrinsic Value
		US$	In years	US$	US$
Outstanding as of December 31, 2016	1,752,270	6.70	6.73	6.27	4,289
Granted	1,100,000	2.34		1.49
Forfeited	(35,983)	13.71		8.64
Exercised	(178,395)	0.95		5.49	351
Outstanding as of December 31, 2017	2,637,892	5.18	7.42	4.30	2,420
Forfeited	(103,171)	2.62		1.46
Exercised	(255,208)	0.71		3.18	285
Outstanding as of December 31, 2018	2,279,513	5.79	6.62	4.55	580
Vested and expected to vest as of December 31, 2018	2,279,513	5.79	6.62		580
Exercisable as of December 31, 2018	1,130,739	6.62	5.59		470

Fair Value Assumptions
The share-based compensation expenses are measured at the fair value of the award as calculated under the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	For the years ended December 31,
	2016	2017	2018
Risk-free interest rates (%) (1)	NA	2.33%~2.41%	NA
Exercise multiples (2)	NA	2.5 times	NA
Expected dividend yield (3)	NA	0%	NA
Expected volatility (%) (4)	NA	63%~65%	NA
Contract life	NA	10 years	NA

1.
The risk-free interest rate is based on the implied yield rates of China government bonds denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant if such rates are available.

2.
The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to Valuing Employee Stock Options (published by John Wiley & Sons. Inc. 2004 edition), a well-accepted academic publication.

3.	The dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options.

4.
The Company estimates the volatility of its common stock at the date of grant based on the historical volatility of similar U.S. and Hong Kong public companies for a period equal to the expected life preceding the grant date.

Restricted Share Units Activities
The summary of Service-Based Restricted Share Units activities as of December 31, 2018, and changes during the years, is presented below:

Restricted Shares	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2016	241,266	11.77
Granted	575,000	3.75
Vested	(131,782)	8.48
Forfeited	(47,909)	15.64
Unvested as of December 31, 2017	636,575	4.92
Vested	(289,663)	5.61
Forfeited	(205,000)	3.78
Unvested as of December 31, 2018	141,912	5.15